Commitments and Contingencies - Schedule of Lease Amount Due at Base Rate (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Colorado Center LLC [Member]
2018	$ 32
Parker Road Campus [Member]
2018	28
2019	28
2020	$ 7